TAXES (Tables)	6 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The components of the income tax provision were as follows:

	For the Six Months Ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Current tax provision:
Cayman Islands	$-	$-
Republic of Seychelle	-	-
Malaysia	103,853	313,758
	103,853	313,758
Deferred tax provision:
Cayman Islands	-	-
Malaysia	706,870	313,963
	706,870	313,963
Income tax provision	$810,723	$627,721

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliation of the differences between the income tax provision computed based on the Malaysia unified statutory income tax rate and the Company’s actual income tax provision for the six months ended March 31, 2024 and 2023, respectively, were as follows:

	For the Six Months Ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Income tax provision computed based on Malaysia unified income tax statutory rate	$(3,082,451)	$690,461
Tax rate difference	193,787	-
Permanent difference	3,597,713	(62,740)
Change in valuation allowance	101,674	-
Actual income tax provision	$810,723	$627,721

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were comprised of the following:

	As of March 31, 2024	As of September 30, 2023

Deferred tax assets derived from net operating loss carry forwards	$295,353	$229,233
Less: valuation allowance	(60,380)	(35,174)
Effect of foreign currency translation	(1,393)	-
Deferred tax assets	$233,580	$194,059

SCHEDULE OF VALUATION ALLOWANCE

	As of March 31, 2024	As of September 30, 2023

Balance at beginning of the period	$35,174	$35,174
Current period change	25,490	-
Effect of foreign currency translation	(284)	-
Balance at end of the period	$60,380	$35,174

SCHEDULE OF DEFERRED TAX LIABILITY

The Company’s deferred tax liability was comprised of the following:

	As of March 31, 2024	As of September 30, 2023

Difference between tax and book basis of depreciation and amortization expense	$2,083,800	$966,978
Intangible assets acquired through the acquisition of One Eighty Ltd.	5,217,000	5,640,000
Less: deferred tax assets	(233,580)	(194,059)
Deferred tax liability, net	$7,067,220	$6,412,919

SCHEDULE OF TAXES PAYABLE

As of March 31, 2024 and September 30, 2023, taxes payable consisted of the following:

	As of March 31, 2024	As of September 30, 2023
Income tax payable	$475,859	$326,389
Service tax payable	5,820	495,156
Less: Tax prepaid	(428,521)	(482,195)
Total	$53,158	$339,350